LONGTERM INVESTMENTS (Tables)	3 Months Ended
Mar. 31, 2022
Schedule Of Long-term Investments
	Fair Value January 1,		Movements in foreign	Fair value adjustments	Fair Value March 31,
	2022	Net Additions	exchange	for the period	2022
Talisker Resources Common Shares	$3,880	$-	$48	$(689)	$3,239
Silver Wolf Exploration Ltd. Common Shares	59	31	-	3	93
	$3,939	$31	$48	$(686)	$3,332
	Fair Value January 1,		Movements in foreign	Fair value adjustments	Fair Value December 31,
	2021	Net Additions	exchange	for the period	2021
Talisker Resources Common Shares	$4,176	$-	$21	$(317)	$3,880
Silver Wolf Exploration Ltd. Common Shares	-	109	2	(52)	59
	$4,176	$109	$23	$(369)	$3,939